Share-Based Payment Transactions (Details) - NIS [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Expense arising from equity-settled share-based payment transactions		$ 301	$ 138
Dekel [Member]
Statement Line Items [Line Items]
Expense arising from equity-settled share-based payment transactions	$ 862